TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	[1]	R$ 2,062,276,000	R$ 2,181,377,000
PIS and COFINS	[2]	261,261,000	981,848,000
Withholding taxes and contributions	[3]	191,475,000	140,686,000
Fistel, INSS, ISS and other taxes		98,063,000	136,719,000
Total		2,613,075,000	3,440,630,000
Current		1,937,770,000	2,571,170,000
Non-current		R$ 675,305,000	869,460,000
Tax credits offsetting period		48 months
Deferred tax credits from acquisition of property and equipment		R$ 635,800	626,636
Amount of ICMS credit recognized		522,217		R$ 2,269,391	R$ 1,145,658
Amount of ICMS credit recognized in current assets		786,857	786,857
Recognized as other operating income			396,723	1,660,295
Recognized as financial income		R$ 245,491,000	R$ 816,038,000	R$ 609,096,000

[1]	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$635,800 and R$626,636 on December 31, 2023 and 2022 , respectively.
[2]	On May 13, 2021, the STF rendered a favorable decision for Leading Case RE 574706 in relation to the recognition of the right to exclude ICMS from the calculation basis of contributions to PIS and COFINS. As a result of this decision, the Company recognized in 2021 a credit in the amount of R$2,269,391 referring to two lawsuits that later became final on June 25, 2021 and on May 27, 2022. These processes have already been authorized by the RFB and the Company is already offsetting the credits against taxes payable.

Additionally, the Company has another case that received a final ruling in 2018 for which it had previously recognized the credit for the period from July 2002 to July 2014. The remaining portion of this process, relating to the period from April 1998 to June 2002, was not recognized at that time, as the Company considered it to be a contingent asset and, therefore, did not meet the parameters for accounting recognition. In August 2022, based on the legal precedents of the STF decisions on a similar Leading Case, management, supported by its legal advisors, concluded that estimated recoverability is assured and therefore the remaining portion of the credit was recognized of R$1,145,658, in 2022. Also, in 2022, after approval of the credit with the RFB, the Company started offsetting the credits against taxes payable. In the year ended December 31, 2023, after evaluating a complementary issue, the Company offset additional tax credit in the amount of R$522,217, which was recognized in the income statement to the extent that the credits were effectively offset.
On December 31, 2022, the outstanding balance for compensation of the aforementioned processes recorded in current assets was R$786,857.

[3]	Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.